Pensions and Other Postretirement Benefits (Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	$ 3,033	$ 3,050
Current liabilities	(14)	(14)
Noncurrent liabilities - Pension and other postretirement benefits	(486)	(645)
Pension Plan [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	3,033	3,050
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(353)	(447)
Total amount recognized	2,680	2,603
Other postretirement benefits [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	0	0
Current liabilities	(14)	(14)
Noncurrent liabilities - Pension and other postretirement benefits	(133)	(198)
Total amount recognized	$ (147)	$ (212)